Summary of Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Summary of quarterly results of operations

	2014
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,366,556	$3,042,995	$3,150,570	$2,569,412	$11,129,533
Gross profit	1,065,901	1,409,653	1,470,955	1,217,975	5,164,484
Net income	115,457	291,447	326,240	132,743	865,887
Net income per common share - basic	1.16	3.00	3.42	1.40	8.95
Net income per common share - diluted	1.14	2.94	3.35	1.37	8.78

	2013
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$2,167,168	$2,713,889	$2,847,417	$2,457,058	$10,185,532
Gross profit	962,851	1,233,579	1,295,958	1,124,178	4,616,566
Net income	116,185	257,287	262,966	116,123	752,561
Net income per common share - basic	1.13	2.51	2.61	1.16	7.41
Net income per common share - diluted	1.11	2.46	2.55	1.14	7.26